INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Changes in investments in rehabilitation obligation funds movement [abstract]
Cash and cash equivalents, in environmental rehabilitation trust funds		R 0.0	R 564.7
Opening balance		564.7	542.2
Transfer to Guardrisk cell captive		(579.5)	0.0
Growth		14.8	22.5
Reimbursive right for environmental rehabilitation guarantees		0.0	87.5
Opening balance		87.5	83.8
Lapsing of old environmental rehabilitation policy retained in Guardrisk Cell Captive		(89.3)	0.0
Growth		1.8	3.7
Investments in Guardrisk Cell Captive		710.8	0.0
Opening balance		0.0	0.0
Transfer to Guardrisk cell captive		668.8	0.0
Contributions		28.9	0.0
Growth		13.1	0.0
Investments in rehabilitation and other funds	[1]	710.8	652.2
Environmental rehabilitation [Member]
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds		589.8	0.0
Directors and Officers insurance [Member]
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds		29.5	0.0
Other funds [Member]
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds		R 91.5	R 0.0

[1]	Description of the financial statement caption has changed as it now includes funds other than rehabilitation. See note 12 for more detail.